Commitments and Contingencies - Narrative (Details)		1 Months Ended					12 Months Ended
	Dec. 27, 2019 USD ($)	Dec. 31, 2021 USD ($) claim	Oct. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	May 31, 2021 USD ($)	Feb. 28, 2020 USD ($)	Dec. 31, 2021 USD ($) claim	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 10, 2023 USD ($)	May 31, 2019 USD ($)	Apr. 30, 2018	Nov. 30, 2017 USD ($)	Nov. 30, 2015 USD ($)
Other Commitments [Line Items]
Related party warrant liability	$ 284,400,000
Construction purchase commitments		$ 58,700,000					$ 58,700,000	$ 108,200,000
Pending claims | claim		2					2
Asset retirement obligations		$ 219,561,000					$ 219,561,000	205,965,000	$ 131,989,000
Senior Notes
Other Commitments [Line Items]
Interest rate		7.875%					7.875%					7.875%
Repayment of debt									33,000,000
Debt issuance costs, net		$ 9,100,000					$ 9,100,000	11,363,000
Amortization of debt issuance costs							2,271,000	2,090,000	$ 2,051,000
2019 Credit Facility | Line of Credit
Other Commitments [Line Items]
Availability														$ 650,000,000
Write off of debt issuance costs						$ 4,700,000
Letters of credit outstanding								143,700,000
2019 Credit Facility | Line of Credit | Lease Agreements
Other Commitments [Line Items]
Letters of credit outstanding		8,100,000					8,100,000	49,200,000
Restricted cash		11,300,000					11,300,000	53,600,000
2019 Credit Facility | Line of Credit | Letter of Credit
Other Commitments [Line Items]
Availability											$ 200,000,000		$ 500,000,000
2020 Credit Facility | Line of Credit
Other Commitments [Line Items]
Availability	$ 1,750,000,000
Letters of credit outstanding		$ 1,250,000,000					$ 1,250,000,000
Fronting fee percentage	0.125%
Fronting fee percentage, excess	0.415%
Outstanding letters of credit fee percentage	5.475%	2.875%
Implied interest rate		12.47%					12.47%
2020 Credit Facility | Line of Credit | Forecast
Other Commitments [Line Items]
Availability										$ 1,250,000,000
2020 Credit Facility | Line of Credit | Letter of Credit
Other Commitments [Line Items]
Remaining availability		$ 500,000,000					$ 500,000,000
2020 Credit Facility | Line of Credit | Letters Of Credit Securing 2019 LC Facility
Other Commitments [Line Items]
Letters of credit outstanding		6,200,000					6,200,000
Company/SBG Reimbursement Agreement
Other Commitments [Line Items]
Interest expense							82,200,000	$ 69,700,000
LC Debt Facility
Other Commitments [Line Items]
Loan payable					$ 350,000,000
Issuance fee percentage					5.475%
Fronting fee percentage					0.125%
Repayment of debt			$ 350,000,000	$ 350,000,000
Debt issuance costs, net		$ 500,000					500,000
Amortization of debt issuance costs							$ 200,000